Fair Value Measurements	9 Months Ended
Sep. 30, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4. Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price), and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

•        Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 — Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

•        Level 3 — Prices or valuation techniques requiring inputs that are both significant to the fair-value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Level 1 and Level 2 Fair Value of Financial Instruments on a Recurring Basis

The following table presents the financial assets measured on a recurring basis by contractual maturity, including pricing category, amortized cost, gross unrealized gains and losses, and fair value. The Company has no Level 1 and Level 2 financial liabilities measured on a recurring basis.

		As of September 30, 2025				As of December 31,2024
	Pricing Category	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(In thousands)
Money market funds	Level 1	$256,826	$—	$—	$256,826	$15,709	$—	$—	$15,709

Level 3 Fair Value of Financial Instruments on a Recurring Basis

The following table presents the Level 3 financial liabilities measured on a recurring basis. The Company has no Level 3 financial assets measured on a recurring basis.

	September 30, 2025	December 31, 2024
	(In thousands)
Liabilities:
Derivative liability	$—	$1,164
Earnout liabilities	166,087	—
Warrant liabilities	41,024	—
Common Stock warrant	136,761	—
Total liabilities	$343,872	$1,164

Level 3 Valuation and Reconciliation

Earnout Liabilities

The Company valued the Earnout liability using a Monte Carlo simulation which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and September 30, 2025.

The following table summarizes the significant inputs to value the Earnout liability.

	September 30, 2025	March 13, 2025
Share price	$17.19	$10.79
Expected volatility	70.4%	66.0%
Risk-free interest rate	3.72%	4.00%
Remaining term (in years)	5.4	6.0

The following table presents the reconciliation of the Earnout liability measured at fair value on a recurring basis.

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$100,007	$—
Establishment of liability at March 13, 2025	—	99,639
Change in estimated fair value(1)	66,080	66,448
Ending balance	$166,087	$166,087

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Warrant Liability

On March 13, 2025, the Company issued Series A Investor Warrants in exchange for prior Class A Purchase Warrants in connection with the Merger and related transactions. The Company valued the liability classified Series A Investor Warrants using a Monte Carlo simulation, which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and September 30, 2025. On May 2, 2025, the exercise price was reset from $12.00 to $7.00 as a result of the warrant issuances under the $75M PIPE (as defined below). See the Common Stock Warrant Liability section in this footnote below, and Note 10, “Mezzanine and Stockholders’ Equity” for further details related to the $75M PIPE.

The following table summarizes the significant inputs to value the Series A Investor Warrants liability.

	September 30, 2025	March 13, 2025
Share price	$17.19	$10.79
Exercise price(1)	$7.00	$12.00
Expected volatility	65.2%	65.0%
Risk-free rate	3.64%	3.95%
Dividend yield	—%	—%
Put term (in years)	4.4	4.4

(1)      On May 2, 2025, the exercise price of this warrant was reset from $12.00 to $7.00.

The following table presents the reconciliation of the Series A Investor Warrants liability measured at fair value on a recurring basis.

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$53,715	$—
Establishment of liability at March 13, 2025	—	40,652
Change in estimated fair value(1)	11,927	41,508
Warrant exercises	(24,618)	(41,136)
Ending balance	$41,024	$41,024

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Private Investment in Public Entity Financing

On May 2, 2025, the Company closed its $75.0 million private investment in public equity (“PIPE”) financing agreement (the “$75M PIPE”) with a single institutional investor. The $75M PIPE included issuance of Common Stock, Common Stock and Prefunded warrants. Both Common Stock and Prefunded warrants are treated as liabilities and are remeasured at each reporting date, with the corresponding gain or loss recognized in (Loss) gain on fair market value of financial instruments on the Company’s Condensed Consolidated Statements of Operations.

See Note 10, “Mezzanine and Stockholders’ Equity — Private Investment in Public Entity Financing” for further information regarding the issuances under the $75M PIPE.

Common Stock Warrant Liability Valuation

The Company valued the $75M PIPE Common Stock warrants, which include Level 3 unobservable inputs using a Monte Carlo simulation model at issuance and at reporting date.

The following table summarizes the significant inputs to value the Common Stock warrants liability.

	September 30, 2025	May 2, 2025
Share price	$17.19	$10.31
Exercise price	$7.00	$7.00
Expected volatility	72.5%	140.0%
Risk-free rate	3.74%	4.21%
Dividend yield	—%	—%
Put term (in years)	5.6	5.4

The following table presents the reconciliation of the Common Stock warrants liability measured at fair value on a recurring basis. Subsequent to the balance sheet date, all outstanding Common Stock warrants were exercised.

	Three months ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$91,600	$—
Establishment of liability at May 2, 2025	—	84,807
Change in estimated fair value(1)	51,345	58,138
Warrant exercises	(6,184)	(6,184)
Ending balance	$136,761	$136,761

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.

Prefunded Warrant Liability Valuation

The Company valued the $75M PIPE Prefunded warrants was based on the Company’s share value of $10.31 at issuance. As of September 30, 2025, all Prefunded warrants were exercised.

The following table presents the reconciliation of the Prefunded warrants liability measured at fair value on a recurring basis.

	Three months ended September 30, 2025	Nine Months Ended September 30, 2025
	(In thousands)
Beginning balance	$23,705	$—
Establishment of liability at May 2, 2025	—	22,309
Change in estimated fair value(1)	—	1,396
Warrant exercises	(23,705)	(23,705)
Ending balance	$—	$—

(1)      Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.